Cover Page	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40394
Entity Registrant Name	Similarweb Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	33 Yitzhak Rabin Rd.
Entity Address, City or Town	Givatayim
Entity Address, Postal Zip Code	5348303
Entity Address, Country	IL
Contact Personnel Email Address	ir@similarweb.com
Title of 12(b) Security	Ordinary shares, par value 0.01 NIS
Trading Symbol	SMWB
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	76,433,772
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001842731
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	33 Yitzhak Rabin Rd.
Entity Address, City or Town	Givatayim
Entity Address, Postal Zip Code	5348303
Entity Address, Country	IL
Contact Personnel Name	Or Offer
Country Region	972
City Area Code	3
Local Phone Number	544-7782